UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha,   NE

           68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

4/30

Date of reporting period:  7/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Toews Hedged Emerging Markets Fund
PORTFOLIO OF INVESTMENTS
July 31, 2010 (Unaudited)

Shares		Market Value

EXCHANGE TRADED FUNDS - 99.8%
EQUITY FUND - 99.8%
788,800	iShares MSCI Emerging Markets Index Fund	$ 32,656,320
778,900	Vanguard Emerging Markets ETF	32,612,543
	TOTAL EXCHANGE TRADED FUNDS	65,268,863
(Cost - $62,973,895)

TOTAL INVESTMENTS - 99.8%
	(Cost - $62,973,895)(a)	$ 65,268,863
	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.2%	139,642
	NET ASSETS - 100.0%	$ 65,408,505

Number of Contracts		Unrealized Appreciation
FUTURES CONTRACTS
11	MSCI Emerging Markets E-Mini maturing September 2010	$ 16,710
(Underlying Face Amount at Value $546,150)

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 2,294,968
Unrealized depreciation:		-
Net unrealized appreciation/(depreciation):		$ 2,294,968

Toews Hedged International Developed Markets Fund
PORTFOLIO OF INVESTMENTS
July 31, 2010 (Unaudited)

Shares		Market Value

EXCHANGE TRADED FUNDS - 98.4%
EQUITY FUND - 98.4%
84,400	iShares MSCI EAFE Index Fund	$ 4,382,048
134,000	Vanguard Europe Pacific ETF	4,375,100
	TOTAL EXCHANGE TRADED FUNDS	8,757,148
(Cost - $8,473,614)

SHORT-TERM INVESTMENTS - 1.2%
104,361	AIM STIT - Liquid Assets Portfolio, to yield 0.02% *
	(Cost $104,361)	104,361

TOTAL INVESTMENTS - 99.6%
	(Cost - $8,577,975)(a)	$ 8,861,509
	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.4%	32,788
	NET ASSETS - 100.0%	$ 8,894,297

Number of Contracts		Unrealized Appreciation
FUTURES CONTRACTS
2	MSCI EAFE Index maturing September 2010	$ 4,910
(Underlying Face Amount at Value $147,150)

* Money market fund; interest rate reflects seven-day effective yield on July 31, 2010.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 283,534
Unrealized depreciation:		-
Net unrealized appreciation/(depreciation):		$ 283,534

Toews Hedged High Yield Bond Fund
PORTFOLIO OF INVESTMENTS
July 31, 2010 (Unaudited)

Shares		Market Value

	MUTUAL FUNDS - 82.8%
	DEBT FUNDS - 82.8%
73,058	American Century High-Yield Fund - Investor Class	$ 435,426
56,907	Columbia Conservative High Yield Fund - Class Z	435,906
10,663	Fifth Third High Yield Bond Fund - Institutional Class	102,578
10,384	Forward High Yield Bond Fund - Institutional Class	101,454
60,528	Hartford High Yield Fund - Institutional Class	433,378
14,265	Hartford High Yield Fund - Class R5	101,855
16,556	MFS High Yield Opportunities Fund - Class R4	102,152
562,192	PIMCO High Yield Fund - Institutional Class	5,115,943
42,093	Pioneer Global High Yield Fund - Class Z	435,660
46,250	Pioneer High Yield Fund - Class Z	427,811
54,901	Principal High Yield Fund - Institutional Class	433,717
39,911	Principal High Yield Fund I - Institutional Class	437,822
81,105	Prudential High Yield Fund Inc. - Class Z	435,535
45,862	RidgeWorth SEIX High Yield Bond Fund - Institutional Class	436,144
65,783	SEI Institutional Managed Trust - High Yield Bond Fund - Class A	471,008
11,792	Touchstone High Yield Fund - Class Y	101,651
	TOTAL MUTUAL FUNDS (Cost - $9,787,904)	10,008,040

	EXCHANGE TRADED FUNDS - 16.6%
	DEBT FUND - 16.6%
11,800	iShares iBoxx $ High Yield Corporate Bond Fund	1,045,716
24,300	SPDR Barclays Capital High Yield Bond ETF	958,149
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,962,295)	2,003,865

	SHORT-TERM INVESTMENTS - 0.3%
37,344	AIM STIT - Liquid Assets Portfolio, to yield 0.02% *	37,344
	(Cost $37,344)

	TOTAL INVESTMENTS - 99.7% (Cost - $11,787,543)(a)	$ 12,049,249
	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.3%	38,522
	NET ASSETS - 100.0%	$ 12,087,771

* Money market fund; interest rate reflects seven-day effective yield on July 31, 2010.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 261,706
Unrealized depreciation:		-
Net unrealized appreciation/(depreciation):		$ 261,706

Toews Hedged Large Cap Fund
PORTFOLIO OF INVESTMENTS
July 31, 2010 (Unaudited)

Shares		Market Value

SHORT-TERM INVESTMENTS - 81.3%
6,840,826	AIM STIT - Liquid Assets Portfolio, to yield 0.02% *
	(Cost $6,840,826)	$ 6,840,826

TOTAL INVESTMENTS - 81.3%
	(Cost - $6,840,826)(a)	$ 6,840,826
	ASSETS IN EXCESS OF OTHER LIABILITIES - 18.7%	1,575,530
	NET ASSETS - 100.0%	$ 8,416,356

Number of Contracts		Unrealized Depreciation
FUTURES CONTRACTS
14	NASDAQ 100 maturing September 2010	$ (4,250)
23	S&P 500 maturing September 2010	(9,525)
	TOTAL FUTURES CONTRACTS	$ (13,775)
(Underlying Face Amount at Value $8,922,375)

* Money market fund; interest rate reflects seven-day effective yield on July 31, 2010.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ -
Unrealized depreciation:		-
Net unrealized appreciation/(depreciation):		$ -

Toews Hedged Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS
July 31, 2010 (Unaudited)

Shares		Market Value

SHORT-TERM INVESTMENTS - 81.3%
9,080,454	AIM STIT - Liquid Assets Portfolio, to yield 0.02% *
	(Cost $9,080,454)	$ 9,080,454

TOTAL INVESTMENTS - 81.3%
	(Cost - $9,080,454)(a)	$ 9,080,454
	ASSETS IN EXCESS OF OTHER LIABILITIES - 18.7%	2,090,836
	NET ASSETS - 100.0%	$ 11,171,290

Number of Contracts		Unrealized Appreciation
FUTURES CONTRACTS
77	S&P Midcap 400 E-Mini maturing September 2010	$ 2,930
90	Russell Mini maturing September 2010	2,820
	TOTAL FUTURES CONTRACTS	$ 5,750
(Underlying Face Amount at Value $11,689,260)

* Money market fund; interest rate reflects seven-day effective yield on July 31, 2010.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ -
Unrealized depreciation:		-
Net unrealized appreciation/(depreciation):		$ -

Toews Funds
PORTFOLIO OF INVESTMENTS
July 31, 2010 (Unaudited)

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2010 for the Funds assets and liabilities measured at fair value:

Toews Hedged Emerging Markets Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 65,268,863	$ -	$ -	$ 65,268,863
Derivative Instruments*	16,710	-	-	16,710
Total	$ 65,285,573	$ -	$ -	$ 65,285,573

Toews Hedged International Developed Markets Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 8,757,148	$ -	$ -	$ 8,757,148
Short-Term Investments	104,361	-	-	104,361
Derivative Instruments*	4,910	-	-	4,910
Total	$ 8,866,419	$ -	$ -	$ 8,866,419

Toews Hedged High Yield Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 10,008,038	$ -	$ -	$ 10,008,038
Exchange Traded Funds	2,003,865	-	-	2,003,865
Short-Term Investments	37,344	-	-	37,344
Total	$ 12,049,247	$ -	$ -	$ 12,049,247

Toews Hedged Large Cap Fund
Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 6,840,826	$ -	$ -	$ 6,840,826
Total	6,840,826	-	-	6,840,826
Liabilities
Derivative Instruments*	$ 13,775	$ -	$ -	$ 13,775
Total	$ 13,775	$ -	$ -	$ 13,775

Toews Hedged Small & Mid Cap Fund
Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 9,080,454	$ -	$ -	$ 9,080,454
Derivative Instruments*	5,750	-	-	5,750
Total	$ 9,086,204	$ -	$ -	$ 9,086,204
* Derivative Instruments include cumulative unrealized gain or loss on futures contracts open at July 31, 2010.
The Funds did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/29/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/29/10

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/29/10